Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jan. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	17 – 29 years
Leasehold improvement	Lesser of useful life and lease term
Automobiles	3 – 6 years
Office and electric equipment	3 – 10 years

Schedule of Disaggregates Revenue from Contracts	The Group’s disaggregation of revenues for the six months ended January 31, 2026 and 2025 is as follows:
	For the Six Months Ended January 31,
	2026	2025
Japan	$28,001,147	$29,359,316
Korea	4,556,323	4,448,606
Taiwan, Hong Kong and Macau	3,016,593	2,177,242
North America	2,912,624	2,916,368
Europe	1,327,806	1,213,472
Other	1,117,854	1,098,903
Total revenue	$40,932,347	$41,213,907

Schedule of Revenue from Significant Customers

Revenue from significant customers and related games representing 10% or more of the Group’s revenue for the respective years are summarized as follows:

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Customer E (Game: Arifureta: From Commonplace to World’s Strongest Rebellion Soul)	19.28%	*	%
Customer E (Other games)	4.64%	*	%
Customer E subtotal	23.92%	*	%
Customer A (Game: Vivid Army)	23.45%	28.61%
Customer A (Other games)	0.02%	*	%
Customer A subtotal	23.47%	28.61%
Customer D (Game: High School D×D Operation Paradise Infinity)	12.32%	15.87%
Customer D (Other games)	0.34%	*	%
Customer D subtotal	12.66%	*	%
Customer F (Game: I've Been Killing Slimes for 300 Years and Maxed Out My Level: Witchcraft)	6.51%	*	%
Customer F (Game:Crayon Shinchan My Sugoroku Great Strategy)	4.12%	*	%
Customer F subtotal	10.63%	*	%
Customer B (Game: Queens Balde)	* %	11.91%
Customer B (Game: Strike the Blood Daybreak)	* %	2.65%
Customer B subtotal	* %	14.56%
Customer C (Game: So I’m a Spider, So What? Labyrinth Ruler)	* %	15.87%

*:	Revenue from the customer and the related games representing less than 10% of the Group’s revenue for the respective years.

	As of
	January 31, 2026 (Unaudited)		July 31, 2025
Customer A	57.82%		51.00%
Customer D	*	%	14.02%

*:	Accounts payable due to the customer representing less than 10% of the Group’s accounts payable as of respective date

Accounts receivable due from significant third-party payment processing companies representing 10% or more of the Group’s accounts receivable as of January 31, 2026 and July 31, 2025 are as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Payment processing company I	53.1%	65.9%
Payment processing company II	10.8%	12.7%

Purchases made from significant suppliers representing 10% or more of the Group’s purchases for the six months ended January 31, 2026 and 2025 are as follows:

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Supplier X	37.61%	17.65%
Supplier Y	17.27%	26.96%

Schedule of Outlines the Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the Consolidated financial statements in this report:

31-Jan-26		31-Jan-25		31-Jul-25
Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$1=JPY154.3400	US$1=JPY152.3198	US$1=JPY154.9100	US$1=JPY150.4900	US$1=JPY150.6000	US$1=JPY148.6506
US$1=RMB6.9510	US$1=RMB7.0897	US$1=RMB7.2422	US$1=RMB7.1818	US$1=RMB7.2002	US$1=RMB7.2067
US$1=TWD31.5100	US$1=TWD30.8451	US$1=TWD32.8500	US$1=TWD32.3482	US$1=TWD29.9100	US$1=TWD31.8010